As filed with the Securities and Exchange Commission on June 22, 2017
1933 Act Registration File No. 333-200168
1940 Act File No. 811-23011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	5	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	8	[X]

PENN CAPITAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112
 (Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, including Area Code:  (215) 302-1500

Richard A. Hocker
PENN Capital Funds Trust
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112
(Name and Address of Agent for Service)

With copies to:
Lisa L.B. Matson, Esq.
PENN Capital Funds Trust
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112

Michael P. O'Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to Rule 485(b).
[X]	on July 17, 2017 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 4 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on April 10, 2017 and pursuant to Rule 485(a)(2) would have become effective on June 24, 2017.

This Post-Effective Amendment No. 5 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 17, 2017 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 5 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the State of Pennsylvania on June 22, 2017.

PENN Capital Funds Trust

By: /s/ Richard A. Hocker
Richard A. Hocker*
President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Richard A. Hocker*	President and Trustee	June 22, 2017
Richard A. Hocker

/s/ Gerald McBride	Treasurer	June 22, 2017
Gerald McBride

Dennis S. Hudson*	Trustee	June 22, 2017
Dennis S. Hudson, III

John R. Schwab*	Trustee	June 22, 2017
John R. Schwab

* By: /s/ L. Matson
      Lisa L.B. Matson
      As Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed and incorporated herein by reference)